COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Leases on closed stores:  During 2008 and 2009, we closed a number of stores in response to economic conditions and a general downturn in business opportunities in certain markets. During the first quarter of 2009, management assessed the likelihood of reopening the closed stores in the next twelve months as remote. With that determination, we recorded a reserve for closed store leases. This amount represents management's best estimate of the amounts likely to be paid in settlement of the outstanding lease obligations on the closed stores. Management has concluded that total lease obligations on closed stores at September 30, 2011 are approximately $122,000.

Dun & Bradstreet: We were recently served with a lawsuit filed against us by Dun & Bradstreet.  The suit alleges that D&B provided financial information and services to us on account pursuant to a written order and seeks to recover $247,000. We have denied the material allegations of the case; pretrial discovery has not yet commenced. Based upon the limited information available at this early stage of this suit, management projects that a reasonable estimate of its liability in this case is approximately $50,000. Accordingly, we have recorded a reserve of $50,000 for this potential liability.

Contingent payroll and other tax liabilities: In May and June 2006, we acquired operating assets for a number of temporary staffing stores. The entities that owned and operated these stores received stock in consideration of the transaction. As operating businesses prior to our acquisition, each entity incurred obligations for payroll withholding taxes, workers' compensation insurance fund taxes, and other liabilities. We structured the acquisitions as an asset purchase and agreed to assume only the liability for each entity's accounts receivable financing line of credit. We also obtained representations that liabilities for payroll taxes and other liabilities not assumed by us would be paid by the entities and in each case those entities are contractually committed to indemnify and hold harmless Command Center, Inc. from unassumed liabilities.

Since the acquisitions, it has come to our attention that certain tax obligations incurred on operations prior to our acquisitions have not been paid. The entities that sold us the assets (the selling entities) are primarily liable for these obligations. The owners of the selling entities may also be liable. In most cases, the selling entities were owned or controlled by Glenn Welstad, our CEO.

Based on the information currently available, we estimate that the total state payroll and other tax liabilities owed by the selling entities is between $400,000 and $600,000 and that total payroll taxes due to the IRS are between $1 and $2 million. The Asset Purchase Agreement governing these transactions required that the selling entities indemnify us for any liabilities or claims we incur as a result of these predecessor tax liabilities. We have also secured an indemnification agreement from Glenn Welstad with a partial pledge of his common stock.

We have not accrued any liability related to these claims for state payroll and other tax liabilities and total payroll taxes due to the IRS. We have been advised by outside legal counsel that the likelihood of successor liability for the federal payroll tax liability claims remains remote. We would be adversely affected if the state and/or federal government were able to establish that we are liable for these claims.

Everyday Staffing, LLC tax liabilities:  On June 30, 2006, we acquired three locations from Everyday Staffing LLC (Everyday Staffing) in exchange for 579,277 shares of our common stock. At the time of the acquisitions, Michael Moothart, controlling member of Everyday Staffing, represented that all tax liabilities of Everyday Staffing had been paid. As a result of the acquisitions, we booked a note payable to Everyday Staffing in the amount of approximately $113,000. In early 2008, we received notice from the State of Washington that Everyday Staffing owed certain tax obligations to the State that arose prior to the date of acquisition. The State of Washington requested that we pay the amounts due under a theory of successor liability. Subsequently, we received a second claim for successor liability. These two claims are described below.

The first claim relates to business and occupation and excise tax obligations in the approximate amount of $250,000. Upon receipt of the notice, we contacted Mr. Moothart and demanded that he resolve the tax obligations. Mr. Moothart indicated that his legal counsel was working on the matter. While Mr. Moothart was pursuing the matter through his counsel, and in order to forestall further action against us, we agreed to make payments on the debt in satisfaction of the Everyday Staffing note payable to us.  During the 52 weeks ended December 25, 2009, we paid Everyday Staffing's business and occupation and excise tax obligations totaling approximately $231,000. During this time, Everyday Staffing took no apparent action to settle its obligations to us or the State of Washington.

The second claim relates to Everyday Staffing liabilities for industrial insurance taxes that the State of Washington asserts were not paid by Everyday Staffing. The claims against us are based on the theory of successor liability. The Department of Labor and Industries (the Department) has estimated the amount of the unpaid industrial insurance premiums of approximately $1.2 million plus interest. We have disputed the amount due and we have referred the matter to counsel. The amount claimed by the Department is based on an audit of Everyday Staffing in which the auditor appears to have made unsupportable assignments of workers' compensation job codes, hours worked and other estimates of amounts due, all of which we believe to be grossly misstated. Our review of Everyday Staffing's financial records shows that payments made to the Department approximate the amounts that Everyday Staffing indicates were owed for industrial insurance.

Based upon the theory of successor liability, the Department issued two Notices and Orders of Assessment of Industrial Insurance Taxes (Notice(s)) to us.  The first Notice claims and assesses taxes of approximately $57,000 and the second Notice claims and assesses the amount of approximately $901,000. We strongly dispute both the alleged successor liability and also the monetary amount asserted by the Department. We are pursuing our administrative remedies in order to vigorously contest the assertions of these Notices. In strongly disputing the claims of the Department, management believes that the potential liability, if any, is not probable and is not reasonably estimable at this time. Accordingly, no liability has been established on our balance sheet for the amount claimed. Management believes our liability, if any, from the claims and assessments of the Department are not reasonably likely to have a material adverse effect on our financial position, results of operations, or cash flows in future periods.

In response to our position that we are not the legal successor to Everyday Staffing, the Department asserted its claim of successor liability against a second limited liability company, also known as Everyday Staffing, LLC (Everyday Staffing II).  Everyday Staffing II was organized by the members of Everyday Staffing after Everyday Staffing was administratively dissolved by the state. The assertion by the State of Washington of successor liability against Everyday Staffing II is consistent with the position advanced by us that Everyday Staffing II, and not Command Center, Inc. is the only successor to the entity against which the industrial insurance taxes were assessed.

The Asset Purchase Agreement signed in connection with the acquisition of assets from Everyday Staffing requires that Everyday Staffing indemnify and hold harmless Command Center, Inc. for liabilities, such as those asserted in the Department Notices, that were not expressly assumed. In response to the Department Notices for payment of Everyday Staffing liabilities, we filed a lawsuit against Everyday Staffing and Mr. Moothart seeking indemnification and monetary damages. On September 30, 2009, we obtained a judgment against Mr. Moothart and Everyday Staffing, jointly and severally, in the amount of $1.295 million. The collectability of this judgment is questionable. Glenn Welstad, our CEO, has a minority interest in Everyday Staffing as a passive investor.